Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2010
Net Income (Loss) Per Share [Abstract]
Net Income (Loss) Per Share
9. Net Income (Loss) Per Share
     Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and ordinary share equivalents outstanding during the period. For the years ended December 31, 2010, 2009 and 2008, options to purchase ordinary shares, restricted share units and convertible bond that were anti-dilutive and excluded from the calculation of diluted net income (loss) per share were approximately 4,814,000, 889,000 and 644,000, respectively.
     The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Year Ended December 31,
	2010	2009	2008
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$(19,094)	$411,895	$80,638

Denominator:
Weighted average ordinary shares outstanding	61,216	54,722	55,821
Basic net income (loss) per share attributable to SINA	$(0.31)	$7.53	$1.44

Diluted net income per share calculation:
Numerator:
Net income (loss) attributable to SINA	$(19,094)	$411,895	$80,638

Denominator:
Weighted average ordinary shares outstanding	61,216	54,722	55,821
Weighted average ordinary shares equivalents:
Stock options	—	426	770
Unvested restricted shares	—	272	44
Convertible debt	—	3,839	3,839

Shares used in computing diluted net income (loss) per share attributable to SINA	61,216	59,259	60,474

Diluted net income (loss) per share attributable to SINA	$(0.31)	$6.95	$1.33